CONCENTRATIONS	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
CONCENTRATIONS

22. CONCENTRATIONS

For the year ended December 31, 2023, 2022 and 2021, the revenue from cryptocurrency mining consisted -0-%, 14% and 22% of total revenues, and one customer accounted for greater than 10% of total revenues in 2023, and no single customer accounted for greater than 10% of total revenues in 2022 and 2021. For the year ended December 31, 2023, 2022 and 2021, the Company’s top five customers accounted for 30%, 24% and 29% of the Company’s revenues of continuing operations, respectively.

The Company’s top five accounts receivable accounted for 48% and 30% of accounts receivable as of December 31, 2023 and 2022, respectively. One customer each accounted for greater than 10% of accounts receivable as of December 31, 2023 and 2022, respectively.

For the year ended December 31, 2023, 2022 and 2021, approximately 59%, 37% and 69%, respectively, of total inventory purchases were from five unrelated suppliers. Two supplier each accounted for greater than 10% of total inventory purchases in 2023, one and three suppliers each accounted for greater than 10% of total inventory purchases in 2022 and 2021, respectively.